5. CONVERTIBLE NOTES PAYABLE (Details - Activity) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Conversions during the period		$ (726,776)	$ (1,695,059)
April 2011 12% Convertible Notes [Member]
Initial principal balance	400,400
Increase in principal balance due to extension fee	48,048
Conversions during the period	(246,289)
Balance as of December 31, 2014	202,159
October and November 2009 10% Convertible Notes [Member]
Initial principal balance	450,250
Conversions during the period	(50,000)	0	(25,000)	(130,250)	(175,000)	(70,000)
Balance as of December 31, 2014	0
September 2010 12% Convertible Notes [Member]
Initial principal balance	743,600
Increase in principal balance due to extension fee	33,972
Conversions during the period	(317,072)	(25,000)	(30,000)	(405,500)
Balance as of December 31, 2014	0
September 2011 12% Convertible Notes [Member]
Initial principal balance	253,760
Increase in principal balance due to extension fee	1,171
Conversions during the period	(10,931)	(169,000)	(60,000)	(15,000)
Balance as of December 31, 2014	$ 0